Commitments and Contingencies (Details) - Schedule of Lease Costs - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Components of total lease costs:
Operating lease expense	$ 393	$ 436	$ 790	$ 803	$ 1,544	$ 902
Total lease costs	$ 393	$ 436	$ 790	$ 803	$ 1,544	$ 902